Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (148,986)	$ (57,747)	$ (529,072)
Other comprehensive income (loss) before reclassifications
Unrealized gain on marketable securities	0	0	438
Unrealized loss on qualifying cash flow hedging instruments	(57,615)	(11)	(1,895)
Pension adjustments, net of taxes	(1,153)	(196)	1,463
Foreign exchange (loss) gain on currency translation	0	(132)	1,279
Amounts reclassified from accumulated other comprehensive loss
Sale of marketable securities	0	0	(22)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Loss on Deconsolidation, Net of Tax	0	7,720	0
Other comprehensive (loss) income:	(58,607)	3,081	5,347
Comprehensive loss	(207,593)	(54,666)	(523,725)
Comprehensive (income) loss attributable to non-controlling interests	(122,844)	(20,948)	364,422
Comprehensive loss attributable to shareholders of Teekay Corporation	(330,437)	(75,614)	(159,303)
Interest expense
Other comprehensive income (loss) before reclassifications
Unrealized loss on qualifying cash flow hedging instruments		2,128	(31)
Amounts reclassified from accumulated other comprehensive loss
Realized loss (gain) on qualifying cash flow hedging instruments	(376)	152	1,614
Equity Income
Amounts reclassified from accumulated other comprehensive loss
Realized loss (gain) on qualifying cash flow hedging instruments	537	(1,291)	2,470
Foreign exchange gain on currency translation	$ 0	$ (3,161)	$ 0